Financial Instruments (Fair Value of Foreign Exchange Contracts) (Details) (Foreign Exchange Contract [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivatives, Asset Derivatives, Fair Value	$ 153	$ 160
Derivatives, Liability Derivatives, Fair Value	116	55
Designated as Hedging Instrument [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives, Asset Derivatives, Fair Value	111	146
Designated as Hedging Instrument [Member] | Other accrued liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives, Liability Derivatives, Fair Value	44	8
Designated as Hedging Instrument [Member] | Other assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives, Asset Derivatives, Fair Value	0	0
Designated as Hedging Instrument [Member] | Other liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives, Liability Derivatives, Fair Value	46	0
Not Designated as Hedging Instrument [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives, Asset Derivatives, Fair Value	42	14
Not Designated as Hedging Instrument [Member] | Other accrued liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives, Liability Derivatives, Fair Value	12	47
Not Designated as Hedging Instrument [Member] | Other liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives, Liability Derivatives, Fair Value	$ 14	$ 0